Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Loss per share
Schedule of Basic and diluted net loss per share

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income (loss)	649	104,026	(510,387)
Accretion to preferred share redemption value	(228,468)	(248,186)	(116,308)
Deemed dividend to preferred shareholder	—	—	(642,174)
Numerator for basic and diluted net loss per share calculation	(227,819)	(144,160)	(1,268,869)
Denominator:
Weighted average number of ordinary shares	945,712,030	945,712,030	1,087,910,999
Denominator for basic and diluted net loss per share calculation	945,712,030	945,712,030	1,087,910,999
Net loss per ordinary share
—Basic and diluted	(0.24)	(0.15)	(1.17)

Schedule of Dilutive securities

	As of December 31,
	2017	2018	2019
Series A-1 Preferred Shares	102,102,318	102,102,318	—
Redeemable Convertible Preferred Shares	612,941,413	612,941,413	—
Share options to employees	—	175,978,312	104,543,578
Share options to Series C preferred shareholder	—	—	172,908,894
Total	715,043,731	891,022,043	277,452,472